Investments in associates - Summarized financial information relating to associates (Details) - USD ($) $ in Millions			12 Months Ended
		Oct. 01, 2014	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019
Disclosure of associates [line items]
Sales and other operating revenues			$ 282,616	$ 303,738		$ 244,582
Profit (loss) before interest and taxation			11,706	19,378		9,474
Finance costs			3,489	2,528		2,074
Profit before taxation			8,154	16,723		7,180
Taxation			3,964	7,145		3,712
Non-controlling interests			164	195		79
Profit for the year			4,026	9,383		3,389
Other comprehensive income	[1],[2]		2,657	(1,980)		5,016
Total comprehensive income	[1],[2]		6,847	7,598		8,484
Non-current assets			213,135	210,866	[3]
Current assets			82,059	71,310
Total assets			295,194	282,176	[3]
Current liabilities			73,595	68,237	[3]
Non-current liabilities			120,891	112,391	[3]
Total liabilities			194,486	180,628	[3]
Net assets			100,708	101,548	[3]		$ 101,218
Less: non-controlling interests			2,296	2,104	[3]		2,103
BP shareholders’ equity			98,412	99,444	[3]		$ 99,115
Group investment in associates			20,334	17,673	[3]
Term for highly probable future revenue denominated in foreign countries		5 years
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			26,474	25,936		20,348
Profit (loss) before interest and taxation			3,451	3,730		1,965
Finance costs			253	550		440
Profit before taxation			3,198	3,180		1,525
Taxation			604	584		344
Non-controlling interests			299	313		259
Profit for the year			2,295	2,283		922
Other comprehensive income			113	412		555
Total comprehensive income			2,408	2,695		1,477
Non-current assets			31,862	27,065
Current assets			7,635	8,579
Total assets			39,497	35,644
Current liabilities			8,781	8,159
Non-current liabilities			15,667	15,554
Total liabilities			24,448	23,713
Net assets			15,049	11,931
Less: non-controlling interests			2,122	1,857
BP shareholders’ equity			12,927	10,074
Loans made by group companies to associates			0	0
Group investment in associates			12,927	10,074
Other associates
Disclosure of associates [line items]
Sales and other operating revenues			7,934	9,134		7,600
Profit (loss) before interest and taxation			788	1,150		626
Finance costs			87	78		54
Profit before taxation			701	1,072		572
Taxation			315	499		164
Non-controlling interests			0	0		0
Profit for the year			386	573		408
Other comprehensive income			(25)	(1)		1
Total comprehensive income			361	572		409
Non-current assets			11,504	10,787
Current assets			1,924	2,398
Total assets			13,428	13,185
Current liabilities			1,908	2,232
Non-current liabilities			4,577	3,817
Total liabilities			6,485	6,049
Net assets			6,943	7,136
Less: non-controlling interests			0	0
BP shareholders’ equity			6,943	7,136
Loans made by group companies to associates			464	463
Group investment in associates			7,407	7,599
Associates
Disclosure of associates [line items]
Sales and other operating revenues			34,408	35,070		27,948
Profit (loss) before interest and taxation			4,239	4,880		2,591
Finance costs			340	628		494
Profit before taxation			3,899	4,252		2,097
Taxation			919	1,083		508
Non-controlling interests			299	313		259
Profit for the year			2,681	2,856		1,330
Other comprehensive income			88	411		556
Total comprehensive income			2,769	3,267		1,886
Non-current assets			43,366	37,852
Current assets			9,559	10,977
Total assets			52,925	48,829
Current liabilities			10,689	10,391
Non-current liabilities			20,244	19,371
Total liabilities			30,933	29,762
Net assets			21,992	19,067
Less: non-controlling interests			2,122	1,857
BP shareholders’ equity			19,870	17,210
Loans made by group companies to associates			464	463
Group investment in associates			20,334	17,673
Rosneft
Disclosure of associates [line items]
Sales and other operating revenues			134,046	131,322		103,028
Profit (loss) before interest and taxation			17,473	18,886		9,949
Finance costs			1,281	2,785		2,228
Profit before taxation			16,192	16,101		7,721
Taxation			3,058	2,957		1,742
Non-controlling interests			1,514	1,585		1,311
Profit for the year			11,620	11,559		4,668
Other comprehensive income			572	2,086		2,810
Total comprehensive income			12,192	13,645		$ 7,478
Non-current assets			161,327	137,038
Current assets			38,657	43,438
Total assets			199,984	180,476
Current liabilities			44,459	41,311
Non-current liabilities			79,327	78,754
Total liabilities			123,786	120,065
Net assets			76,198	60,411
Less: non-controlling interests			10,744	9,403
BP shareholders’ equity			$ 65,454	$ 51,008

[1]	See Note 32 for further information.
[2]	See Note 32 for further information.
[3]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.